Principal accounting policies (Leases - Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Principal accounting policies
Right of use assets	$ 16,565	$ 21,579	$ 21,200
Lease liability	$ 16,775		20,600
Weighted average remaining lease terms of the right-of-use assets	1 year 2 months 4 days
Weighted average incremental borrowing rate	5.15%
Operating lease cost	$ 6,309	17,249
Short-term lease cost	5,651	2,826
Cash paid for operating leases included in operating cash flows	6,588	16,599
Lease liabilities arising from obtaining right-of-use assets	4,531	$ 12,529
Undiscounted cash flows to the operating lease liabilities recognized
2022	12,038
2023	4,368
2024	869
2025 and after	491
Total undiscounted cash flows	17,766
Less: imputed interest	(991)
Present value of lease liabilities	$ 16,775		$ 20,600